Rule 497(j)
                                                       Registration No. 33-84842

                             THE BEAR STEARNS FUNDS
                                 245 Park Avenue
                            New York, New York 10167

                                  July 30, 1997
VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza Washington, D.C. 20549

Attention:   Division of Investment Management

             Re:  The Bear Stearns Funds with respect to:
                  The Insiders Select Fund
                  Registration Statement on Form N-1A;
                  Registration No. 33-84842; File No. 811-8798
                  --------------------------------------------

Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Bear Stearns Funds (the "Registrant"), on behalf of the Insiders Select Fund, hereby certifies that:

          (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, constituting the most recent amendment to the Registrant's Registration Statement on Form N-1A; and

          (2) the text of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on July 28, 1997, accession number 0000922423-97-000633, which became effective on July 29, 1997.

                                                     Very truly yours,


                                                     /s/ Frank J. Maresca
                                                     ---------------------
                                                     Frank J. Maresca
                                                      Vice President